Impaired Loans and Allowance for Loan Losses (Details 1) (Residential real estate [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract
Residential real estate [Member]
Troubled debt restructurings defaulted
Number of Contracts	7
Recorded Investment	$ 913